AVAILABLE-FOR-SALE FINANCIAL ASSET	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [member]
Disclosure of available-for-sale financial assets [text block]
13. AVAILABLE-FOR-SALE FINANCIAL ASSET

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Balance at the beginning of the year	58	45	74
Fair value movement recognized in
other comprehensive income	(34)	12	(20)
Exchange gain/(loss)	2	1	(9)
Balance at the end of the year	26	58	45